Emerging Markets Select Stock Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (94.4%)
Argentina (0.2%)
* Ypf SA ADR	235,736	1,469

Brazil (6.2%)
Vale SA Class B ADR	589,862	6,866
Petroleo Brasileiro SA ADR	496,220	4,302
* Light SA	887,014	3,214
Itau Unibanco Holding SA ADR	627,646	3,201
Cia Energetica de Minas Gerais Preference Shares	1,358,600	3,125
Banco Bradesco SA ADR	727,037	3,068
B3 SA - Brasil Bolsa Balcao	242,700	2,952
Itau Unibanco Holding SA (Preference Shares)	556,372	2,868
Petroleo Brasileiro SA	536,217	2,333
Petrobras Distribuidora SA	409,198	1,781
Magazine Luiza SA	66,790	1,033
Petroleo Brasileiro SA ADR	112,056	956
Cia de Saneamento do Parana	139,241	818
Localiza Rent a Car SA	78,863	770
Lojas Renner SA	68,207	538
Raia Drogasil SA	21,029	500
Cogna Educacao	298,900	474
Gerdau SA Preference Shares	136,700	457
Notre Dame Intermedica Participacoes SA	32,013	410
BR Properties SA	222,429	395
Hypera SA	48,300	335
		40,396
Canada (0.4%)
Lundin Mining Corp.	268,500	1,503
First Quantum Minerals Ltd.	153,429	1,297
* Valeura Energy Inc.	264,800	70
		2,870
Chile (0.1%)
Sociedad Quimica y Minera de Chile SA ADR	27,710	847

China (31.5%)
Tencent Holdings Ltd.	518,572	35,573
* Alibaba Group Holding Ltd. ADR	101,825	25,560
Ping An Insurance Group Co. of China Ltd.	1,219,808	12,870
* Alibaba Group Holding Ltd.	337,683	10,595
China Merchants Bank Co. Ltd. Class H	1,415,822	6,608
China Construction Bank Corp. Class H	8,969,206	6,540
* Baidu Inc. ADR	46,532	5,556
China Resources Power Holdings Co. Ltd.	3,894,000	4,964
Geely Automobile Holdings Ltd.	2,335,849	4,900
* Meituan Dianping Class B	179,700	4,447

*	Trip.com Group Ltd. ADR	160,352	4,362
	Dongfeng Motor Group Co. Ltd. Class H	5,908,460	4,230
	China Longyuan Power Group Corp. Ltd. Class H	5,306,784	3,802
	Shimao Group Holdings Ltd.	847,145	3,595
	CNOOC Ltd.	2,889,000	3,049
1	Pharmaron Beijing Co. Ltd. Class H	260,089	2,830
1	WuXi AppTec Co. Ltd. Class H	183,210	2,762
	Anhui Conch Cement Co. Ltd. Class H	346,500	2,620
	Industrial & Commercial Bank of China Ltd. Class H	4,392,843	2,574
*	Tencent Music Entertainment Group ADR	141,772	2,288
	China Mobile Ltd.	335,000	2,287
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	62,696	2,185
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	111,591	2,161
*,^	Kingsoft Cloud Holdings Ltd. ADR	58,404	2,050
*	TAL Education Group ADR	25,434	1,988
*	Zai Lab Ltd. ADR	25,003	1,903
*	Grand Baoxin Auto Group Ltd.	11,434,500	1,875
	Ping An Bank Co. Ltd. Class A (XSHE)	890,791	1,701
	Midea Group Co. Ltd. Class A	164,785	1,692
	Contemporary Amperex Technology Co. Ltd. Class A	55,400	1,667
	China Life Insurance Co. Ltd. Class H	638,351	1,464
1	China Tower Corp. Ltd. Class H	7,751,925	1,410
*	JD.com Inc. ADR	22,053	1,407
	Ping An Bank Co. Ltd. Class A (XSEC)	696,183	1,330
	China Resources Beer Holdings Co. Ltd.	189,552	1,318
	Luxshare Precision Industry Co. Ltd. Class A	147,576	1,246
	Brilliance China Automotive Holdings Ltd.	1,182,000	1,207
	Kingdee International Software Group Co. Ltd.	425,000	1,175
	China Overseas Land & Investment Ltd.	381,864	1,164
	Hangzhou Tigermed Consulting Co. Ltd. Class A (XSEC)	73,350	1,132
§	Haier Electronics Group Co. Ltd.	320,000	1,112
	China Shenhua Energy Co. Ltd. Class H	659,269	1,092
	Suofeiya Home Collection Co. Ltd. Class A (XSEC)	328,596	1,081
	China Railway Group Ltd. Class H	2,129,000	1,078
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	68,910	1,046
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,480,953	998
	China Vanke Co. Ltd. Class H	312,900	986
	China Oilfield Services Ltd. Class H	1,248,857	974
	ENN Energy Holdings Ltd.	79,542	964
	Shenzhou International Group Holdings Ltd.	80,000	956
	China Dongxiang Group Co. Ltd.	7,316,000	925
	Jiangsu Hengrui Medicine Co. Ltd. Class A	67,560	914
	Weichai Power Co. Ltd. Class H	417,000	893
	Kingboard Holdings Ltd.	299,617	876
1	Longfor Group Holdings Ltd.	170,000	840
	China Pacific Insurance Group Co. Ltd. Class H	265,100	768
	China Gas Holdings Ltd.	253,317	762
	Sunny Optical Technology Group Co. Ltd.	40,245	756
	Li Ning Co. Ltd.	214,000	690
*,§ Tianhe Chemicals Group Ltd.		4,142,000	625
*,1 Wuxi Biologics Cayman Inc.		30,000	619
1	CSC Financial Co. Ltd. Class H	392,957	590
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	9,300	463
*,1 Innovent Biologics Inc.		71,817	441
*	Genetron Holdings Ltd. ADR	30,150	431
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	159,769	407
	Yifeng Pharmacy Chain Co. Ltd. Class A	28,500	353

	Huadian Power International Corp. Ltd. Class H	840,000	255
	China National Accord Medicines Corp. Ltd. Class A	35,500	253
	China Traditional Chinese Medicine Holdings Co. Ltd.	481,873	246
	Sinopharm Group Co. Ltd. Class H	97,507	232
	Hangzhou Tigermed Consulting Co. Ltd. Class A (XSHE)	12,199	188
*,1 Hangzhou Tigermed Consulting Co. Ltd.		13,700	177
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	47,294	156
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	2,200	77
			205,311
Cyprus (0.2%)
	TCS Group Holding plc GDR	37,408	941

Czech Republic (0.6%)
	Cez As	161,149	3,247
*	Komercni banka As	33,688	781
			4,028
Greece (0.3%)
	Hellenic Telecommunications Organization SA	85,695	1,261
*	Alpha Bank AE	1,194,617	751
			2,012
Hong Kong (4.6%)
	AIA Group Ltd.	533,249	4,808
	Galaxy Entertainment Group Ltd.	686,000	4,678
	Lenovo Group Ltd.	7,574,000	4,566
	Man Wah Holdings Ltd.	2,484,800	2,822
	Pacific Basin Shipping Ltd.	17,752,975	2,180
1	Budweiser Brewing Co. APAC Ltd.	540,141	1,960
	China Mengniu Dairy Co. Ltd.	362,376	1,701
	Want Want China Holdings Ltd.	2,153,000	1,593
	Yue Yuen Industrial Holdings Ltd.	952,500	1,512
*	BeiGene Ltd. ADR	5,060	1,058
*,1 ESR Cayman Ltd.		304,531	751
	Minth Group Ltd.	202,000	601
	MGM China Holdings Ltd.	403,728	503
*	MMG Ltd.	1,726,500	456
	AMVIG Holdings Ltd.	2,049,228	355
	Kerry Properties Ltd.	132,661	316
	Precision Tsugami China Corp. Ltd.	343,000	314
			30,174
Hungary (0.7%)
*	OTP Bank Nyrt	118,842	4,257

India (7.6%)
	Reliance Industries Ltd.	464,310	12,841
	Aurobindo Pharma Ltd.	323,159	3,789
	Housing Development Finance Corp. Ltd.	145,434	3,459
	NTPC Ltd.	2,230,609	2,589
*	ICICI Bank Ltd. ADR	274,362	2,576
*	ICICI Bank Ltd.	496,105	2,309
	UltraTech Cement Ltd.	39,985	2,197
*	State Bank of India	851,393	2,171
	Tata Consultancy Services Ltd.	52,990	1,610
1	ICICI Prudential Life Insurance Co. Ltd.	251,621	1,520
	Larsen & Toubro Ltd.	118,848	1,449
	Tech Mahindra Ltd.	144,318	1,309
*	Bharti Airtel Ltd.	156,266	1,157

*,1 HDFC Life Insurance Co. Ltd.	131,154	1,099
Maruti Suzuki India Ltd.	11,689	977
Mahindra & Mahindra Ltd.	111,063	899
Eicher Motors Ltd.	3,174	874
*	Kotak Mahindra Bank Ltd.	47,577	867
Glenmark Pharmaceuticals Ltd.	143,198	866
Tube Investments of India Ltd.	125,724	854
1	ICICI Lombard General Insurance Co. Ltd.	43,907	764
Power Grid Corp. of India Ltd.	292,046	695
Asian Paints Ltd.	25,161	576
Indraprastha Gas Ltd.	106,387	574
Dabur India Ltd.	77,680	532
Apollo Hospitals Enterprise Ltd.	16,095	361
PVR Ltd.	24,864	359
*	Edelweiss Financial Services Ltd.	315,606	319
*	Westlife Development Ltd.	39,612	193
TAKE Solutions Ltd.	59,766	34
49,819
Indonesia (1.9%)
Bank Mandiri Persero Tbk PT	11,668,718	4,638
Bank Rakyat Indonesia Persero Tbk PT	18,140,000	3,940
Semen Indonesia Persero Tbk PT	3,470,500	2,200
Bank Central Asia Tbk PT	583,691	1,250
Unilever Indonesia Tbk PT	862,002	497
12,525
Japan (0.5%)
Nexon Co. Ltd.	68,303	1,755
Murata Manufacturing Co. Ltd.	15,600	1,002
Tsugami Corp.	19,500	179
2,936
Kazakhstan (0.1%)
JSC National Atomic Company Kazatomprom GDR	39,123	569

Kenya (0.1%)
*	Equity Group Holdings PLC	1,901,343	572

Malaysia (0.3%)
Genting Malaysia Bhd.	2,342,100	1,263
CIMB Group Holdings Bhd.	998,750	847
2,110
Mexico (1.2%)
Cemex SAB de CV ADR	827,778	2,533
*	Grupo Financiero Banorte SAB de CV	593,114	2,129
Orbia Advance Corp. SAB de CV	572,305	906
America Movil SAB de CV	1,342,159	844
Wal-Mart de Mexico SAB de CV	333,000	782
Grupo Mexico SAB de CV Class B	148,445	375
Alpek SAB de CV	410,883	323

7,892

Netherlands (0.1%)
ASML Holding NV	2,396	852

Other (0.3%)
2 Vanguard FTSE Emerging Markets ETF	43,253	1,860

Pakistan (0.1%)
United Bank Ltd.	957,842	657

Philippines (0.3%)
Universal Robina Corp.	342,660	856
Ayala Land Inc.	1,072,632	727
		1,583
Poland (0.1%)
* KGHM Polska Miedz SA	26,451	891

Russia (5.2%)
* Sberbank of Russia PJSC ADR	759,613	9,055
Lukoil PJSC ADR	125,327	8,502
MMC Norilsk Nickel PJSC ADR	229,582	5,997
Rosneft Oil Co. PJSC GDR	1,078,613	5,116
* Sberbank of Russia PJSC	470,677	1,409
Mobile TeleSystems PJSC ADR	125,564	1,112
Magnit PJSC	69,384	1,028
Inter RAO UES PJSC	12,805,232	999
* Sberbank of Russia PJSC ADR (XLON)	40,501	481
MMC Norilsk Nickel PJSC	1,639	434
Moscow Exchange MICEX-RTS PJSC	14,450	26
		34,159
Singapore (0.8%)
Wilmar International Ltd.	1,534,100	5,186
* Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,242,476	—
		5,186
South Africa (2.9%)
Naspers Ltd.	33,094	6,021
AngloGold Ashanti Ltd. ADR	141,657	4,560
* Sasol Ltd.	274,364	2,218
FirstRand Ltd.	710,474	1,618
Gold Fields Ltd.	100,111	1,324
Shoprite Holdings Ltd.	207,747	1,269
Reunert Ltd.	607,574	1,106
Coronation Fund Managers Ltd.	170,322	391
* Sibanye Stillwater Ltd.	124,777	353
* PPC Ltd.	454,692	21
		18,881
South Korea (6.6%)
Samsung Electronics Co. Ltd.	182,721	8,930
SK Hynix Inc.	70,470	4,934
Posco	26,636	4,298
DB Insurance Co. Ltd.	106,920	4,229
LG Chem Ltd.	5,033	2,410
Samsung Electronics Co. Ltd. Preference Shares	54,356	2,270
Samsung SDI Co. Ltd.	6,510	2,180
Hankook Tire & Technology Co. Ltd.	87,447	1,915
* Korea Shipbuilding & Offshore Engineering Co. Ltd.	24,760	1,859
Shinhan Financial Group Co. Ltd.	66,550	1,670

Hana Financial Group Inc.	64,612	1,603
NAVER Corp.	5,629	1,430
Hyundai Motor Co.	11,505	1,227
KB Financial Group Inc.	32,680	967
Orion Corp.	7,955	895
Lotte Chemical Corp.	5,307	753
Doosan Bobcat Inc.	28,570	647
Samsung Fire & Marine Insurance Co. Ltd.	2,861	412
Koh Young Technology Inc.	4,209	348
		42,977
Taiwan (12.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,001,161	29,124
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	168,016	13,255
MediaTek Inc.	520,841	12,437
Hon Hai Precision Industry Co. Ltd.	1,587,685	4,243
Catcher Technology Co. Ltd.	500,000	3,692
ASE Technology Holding Co. Ltd.	988,000	2,531
Lite-On Technology Corp.	1,168,000	1,976
Largan Precision Co. Ltd.	13,000	1,696
Compal Electronics Inc.	2,308,000	1,466
Uni-President Enterprises Corp.	573,442	1,400
Airtac International Group	58,885	1,235
Realtek Semiconductor Corp.	93,963	1,199
Globalwafers Co. Ltd.	82,428	1,180
Giant Manufacturing Co. Ltd.	102,459	1,079
Formosa Sumco Technology Corp.	238,780	1,058
Accton Technology Corp.	124,767	977
E.Sun Financial Holding Co. Ltd.	1,046,528	968
Far Eastern New Century Corp.	907,435	794
Chroma ATE Inc.	139,273	783
Sino-American Silicon Products Inc.	208,673	697
Formosa Plastics Corp.	188,486	505
Eclat Textile Co. Ltd.	42,000	496
		82,791
Thailand (2.0%)
Charoen Pokphand Foods PCL (Foreign)	4,032,300	4,369
Siam Commercial Bank PCL	1,709,200	3,685
Bangkok Bank PCL	469,100	1,501
Kasikornbank PCL	548,980	1,431
Bangkok Bank PCL (Foreign)	215,800	690
CP ALL PCL (Foreign)	309,054	677
* Precious Shipping PCL	3,024,016	520
PTT PCL (Foreign)	50,541	63
		12,936
Turkey (1.0%)
Ford Otomotiv Sanayi AS	265,884	3,150
* Akbank T.A.S.	2,428,837	1,827
* Tupras Turkiye Petrol Rafinerileri AS	99,283	1,176
* Turkiye Garanti Bankasi AS	536,875	540
		6,693
United Arab Emirates (0.4%)
§ Abu Dhabi Commercial Bank PJSC	2,104,950	2,910

United Kingdom (1.7%)
Standard Chartered plc	782,210	3,911
Antofagasta plc	262,207	3,486

	Anglo American plc			30,563	740
	*, ^ Premier Oil plc			1,465,529	690
	Coca-Cola HBC AG			17,972	468
*	Ninety One plc			154,272	434
	Ferrexpo plc			175,433	406
	*,1 Network International Holdings plc			46,592	246
*	Bank of Cyprus Holdings plc			399,691	235
	Hikma Pharmaceuticals plc			6,856	192
					10,808
	Vietnam (0.1%)
	*,1 Vinhomes JSC			214,060	717

	United States (3.6%)
*	MercadoLibre Inc.			5,810	6,534
*	Flex Ltd.			460,929	5,296
	Cognizant Technology Solutions Corp. Class A			37,641	2,572
*	Afya Ltd. Class A			82,254	2,151
	Credicorp Ltd.			12,086	1,537
*	Kangji Medical Holdings Ltd.			393,473	1,452
*	Yandex NV Class A			20,197	1,162
*,^	Azul SA ADR			79,233	914
	Copa Holdings SA Class A			14,924	619
*	Sea Ltd. ADR			4,150	507
*	Agora Inc. ADR			5,241	228
*	New Frontier Health Corp.			24,080	205
	Total United States				23,177
	Total Common Stocks (Cost $551,560)				615,806
		Coupon
	Temporary Cash Investments (5.2%)
	Money Market Fund (4.8%)
	3,4 Vanguard Market Liquidity Fund	0.194%		313,845	31,384

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.4%)
5	United States Cash Management Bill	0.210%	9/15/20	262	262
5	United States Cash Management Bill	0.145%	12/15/20	500	500
5	United States Treasury Bill	0.087%	9/24/20	1,500	1,500
					2,262
	Total Temporary Cash Investments (Cost $33,641)				33,646
	Total Investments (99.6%) (Cost $585,201)				649,452
	Other Assets and Liabilities -Net (0.4%)				2,604
	Net Assets (100%)				652,056
	Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,735,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $16,726,000, representing 2.6% of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and acc ounts managed by
Vanguard. Rate shown is the 7-day yield.

4 Collateral of $2,396,000 was received for securities on loan.
5 Securities with a value of $2,262,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	September 2020	453	24,220	1,636

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Emerging Markets Select Stock Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South
America	77,059	1,452	—	78,511
Common Stocks—Other	77,161	455,487	4,647	537,295
Temporary Cash Investments	31,384	2,262	—	33,646
Total	185,604	459,201	4,647	649,452
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	181	—	—	181
1 Represents variation margin on the last day of the reporting period.

Emerging Markets Select Stock Fund

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions

	Oct. 31,		Proceeds					July 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
FTSE
Emerging
Markets ETF	3,902	12,177	14,176	(118)	75	36	—	1,860
Vanguard
Market
Liquidity Fund	34,181	NA [1]	NA [1]	(2)	1	281	—	31,384
Total	38,083			(120)	76	317	—	33,244

1 Not applicable—purchases and sales are for temporary cash investment purposes.